Claims Receivable	12 Months Ended
Dec. 31, 2023
Claims Receivable
Claims Receivable
19.	Claims Receivable

As of December 31, 2023, the Group has recognized and presented under “Claims receivable” in the consolidated statements of financial position, receivable amounts from vessels’ insurers totaling $115,528 (2022: $108,391) regarding various claims. The respective receivable claims were recognized in the consolidated statements of financial position since the Group has an unconditional right to receive the claimable amounts from the insurers.